Operating Leases	12 Months Ended
Dec. 31, 2018
Leases 1 [Abstract]
Operating Leases
Operating Leases

Time and Bareboat Chartered-In Vessels

The following table depicts our time or bareboat chartered-in vessel commitments during the year ended December 31, 2018:

	Name	Year built	Vessel class	Charter type	Delivery (1)	Charter Expiration	Rate ($/ day)
	Active as of December 31, 2018
1	Silent	2007	Handymax	Bareboat	January-17	March-19	7,500
2	Single	2007	Handymax	Bareboat	January-17	March-19	7,500
3	Star I	2007	Handymax	Bareboat	January-17	March-19	7,500
4	Steel	2008	Handymax	Bareboat	January-17	March-19	6,000
5	Sky	2008	Handymax	Bareboat	January-17	March-19	6,000
6	Stone I	2008	Handymax	Bareboat	January-17	March-19	6,000
7	Style	2008	Handymax	Bareboat	January-17	March-19	6,000
8	Miss Benedetta	2012	MR	Time Charter	March-18	January-19	14,000
9	STI Beryl	2013	MR	Bareboat	April-17	April-25	8,800	(2)
10	STI Le Rocher	2013	MR	Bareboat	April-17	April-25	8,800	(2)
11	STI Larvotto	2013	MR	Bareboat	April-17	April-25	8,800	(2)
	Time or bareboat charters that expired in 2018
1	Krisjanis Valdemars	2007	Handymax	Time Charter	February-11	March-18	11,250
2	Vukovar	2015	MR	Time Charter	May-15	April-18	17,034
3	Kraslava	2007	Handymax	Time Charter	January-11	May-18	11,250
4	Zefyros	2013	MR	Time Charter	July-16	May-18	13,250
5	CPO New Zealand	2011	MR	Time Charter	September-16	August-18	15,250
6	CPO Australia	2011	MR	Time Charter	September-16	August-18	15,250
7	Densa Alligator	2013	LR2	Time Charter	February-18	August-18	14,300
8	Ance	2006	MR	Time Charter	October-16	September-18	13,500
9	Gan-Trust	2013	MR	Time Charter	January-13	December-18	13,950
10	Densa Crocodile	2015	LR2	Time Charter	June-18	December-18	14,800

(1)	Represents delivery date or estimated delivery date.
(2)
In April 2017, we sold and leased back this vessel, on a bareboat basis, for a period of up to eight years for $8,800 per day. The sales price was $29.0 million, and we have the option to purchase this vessel beginning at the end of the fifth year of the agreement through the end of the eighth year of the agreement, at market-based prices. Additionally, a deposit of $4.35 million was retained by the buyer and will either be applied to the purchase price of the vessel if a purchase option is exercised, or refunded to us at the expiration of the agreement.

The undiscounted remaining future minimum lease payments under these arrangements as of December 31, 2018 are $65.4 million. The obligations under these agreements will be repaid as follows:

	As of December 31,
In thousands of U.S. dollars	2018	2017
Less than 1 year	$14,241	$52,532
1 - 5 years	38,570	42,839
5+ years	12,628	22,264
Total	$65,439	$117,635

During the years ended December 31, 2018, 2017 and 2016, our charterhire expense was $59.6 million, $75.8 million and $78.9 million, respectively. These lease payments include payments for the non-lease elements in our time chartered-in arrangement that expired in January 2019. Moreover, the accounting for the bareboat charter-in arrangements for STI Beryl, STI Larvotto and STI Le Rocher will change in future periods as a result of the transition to IFRS 16, Leases, the impact of which is described in Note 1.
Time Chartered-Out Vessels

The following table summarizes the terms of our time chartered-out vessels that were in place during the years ended December 31, 2018 and 2017.

	Name	Year built	Type	Delivery Date to the Charterer	Charter Expiration	Rate ($/ day)
1	STI Pimlico	2014	Handymax	February-16	March-19	$18,000
2	STI Poplar	2014	Handymax	January-16	February-19	$18,000
3	STI Notting Hill	2015	MR	November-15	October-18	$20,500
4	STI Westminster	2015	MR	December-15	October-18	$20,500
5	STI Rose	2015	LR2	February-16	February-19	$28,000

Payments received include payments for the non-lease elements in these time chartered-out arrangements.
The future minimum payments due to us under these non-cancellable leases are set forth below. These minimum payments are shown net of address commissions, which are deducted upon payment.

	As of December 31,
In thousands of U.S. dollars	2018	2017
Less than 1 year	$2,581	$35,992
1 - 5 years	—	2,176
5+ years	—	—
Total	$2,581	$38,168